Investment Risks	Nov. 01, 2024
DSS AmericaFirst Total Return Bond Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Credit Risk. There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.
•	Debt Securities Risk. When the Fund invests in debt securities the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Convertible debt is a hybrid security that has characteristics of both debt and equity securities and is subject to risks associated with both debt and equity securities.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Because the Fund has no limit on average portfolio maturity the Fund will be more sensitive to interest rate risk when the portfolio manager selects a relatively long portfolio maturity.
•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	U.S. Government Securities Risk. The credit rating of U.S. Government debt is subject to credit rating downgrades, which may harm security prices. Certain securities purchased by the Fund, such as government agency debt, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. Treasury will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund may realign its holdings frequently, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

DSS AmericaFirst Total Return Bond Fund | Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Credit Risk. There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.
•	Debt Securities Risk. When the Fund invests in debt securities the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Convertible debt is a hybrid security that has characteristics of both debt and equity securities and is subject to risks associated with both debt and equity securities.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Because the Fund has no limit on average portfolio maturity the Fund will be more sensitive to interest rate risk when the portfolio manager selects a relatively long portfolio maturity.
•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	U.S. Government Securities Risk. The credit rating of U.S. Government debt is subject to credit rating downgrades, which may harm security prices. Certain securities purchased by the Fund, such as government agency debt, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. Treasury will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund may realign its holdings frequently, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

DSS AmericaFirst Total Return Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.
DSS AmericaFirst Income Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
•	Management Risk. The Advisor’s reliance on the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results.
•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.
•	Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
•	Credit Risk. There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.
•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher indirect expenses. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
•	Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.
•	Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.
•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.
•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Income Fund | Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
•	Management Risk. The Advisor’s reliance on the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results.
•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.
•	Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
•	Credit Risk. There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.
•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher indirect expenses. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
•	Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.
•	Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.
•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.
•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, acquired funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher indirect expenses. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
•	Fixed Income Risk. When the Fund invests in fixed income securities, or underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.
•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.
•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.
•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, acquired funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher indirect expenses. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
•	Fixed Income Risk. When the Fund invests in fixed income securities, or underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.
•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.
•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.
•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund
DSS AmericaFirst Alpha Trends Factor Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. The elements of the Advisor’s alpha trends factor strategy may fail to produce favorable results. A low price-to-asset ratio may only signal that investors do not place a high economic value on the assets of a company. A low price-to-earnings ratio may only signal that investors do not believe the current level of earnings can be maintained. Insider buying may only signal overly optimistic assumptions by company insiders. A recent significant drop in price may only be the start of further drops. Small capitalization companies may fail more frequently and small capitalization stocks as a group may underperform for significant periods of time.
•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher indirect expenses. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund may realign its holdings frequently, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Alpha Trends Factor Fund | Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. The elements of the Advisor’s alpha trends factor strategy may fail to produce favorable results. A low price-to-asset ratio may only signal that investors do not place a high economic value on the assets of a company. A low price-to-earnings ratio may only signal that investors do not believe the current level of earnings can be maintained. Insider buying may only signal overly optimistic assumptions by company insiders. A recent significant drop in price may only be the start of further drops. Small capitalization companies may fail more frequently and small capitalization stocks as a group may underperform for significant periods of time.
•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher indirect expenses. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Foreign exchange rates may be volatile.
•	Technology Sector Risk. Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund may realign its holdings frequently, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

DSS AmericaFirst Alpha Trends Factor Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.